Benefit Plans - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost
Service cost	$ (4,271)	$ (4,557)	$ (3,671)
Interest cost	(4,048)	(3,967)	(3,583)
Expected return on plan assets	8,742	7,543	5,867
Amortization of prior service cost	(20)	(19)	(22)
Recognized net actuarial loss	(1,708)	(1,411)	(1,079)
Net periodic benefit cost	(1,305)	(2,411)	(2,488)
Other amounts recognized in other comprehensive (Loss)
Change to net actuarial (loss)/gain for the period	(11,236)	(9,164)	(4,835)
Amortization of prior service cost	20	19	22
Amortization of net loss	1,708	1,411	1,079
Total recognized in other comprehensive (loss)/income	(9,508)	(7,734)	(3,734)
Total recognized in net benefit cost and other comprehensive (loss)/income	$ (10,813)	$ (10,145)	$ (6,222)